Restructuring (Tables)	6 Months Ended
Jun. 30, 2018
Restructuring and Related Activities [Abstract]
Restructuring Charges

	Workforce Reductions	Onerous Lease	Total
	(in thousands)
Total provision recognized	$6,190	$1,969	$8,159
Utilized	(5,734)	(571)	(6,305)
Foreign exchange	(63)	—	(63)
Provision at December 31, 2016	$393	$1,398	$1,791
Utilized	(393)	(1,081)	(1,474)
Provision at December 31, 2017	$—	$317	$317
Utilized	—	(310)	(310)
Provision at June 30, 2018	$—	$7	$7
A restructuring charge of $8.8 million was recognized during the year ended December 31, 2014. Following the closure of the Company’s European Phase 1 services in 2013, the Company recognized a charge in 2014 in relation to its Manchester, United Kingdom facility; $5.6 million in relation to asset impairments and $3.2 million in relation to an onerous lease charge associated with this facility. We expect this to be paid by 2024.

	Onerous Lease	Asset Impairment	Total
	(in thousands)
Total provision recognized	$3,167	$5,629	$8,796
Asset write off	—	(5,629)	(5,629)
Provision at December 31, 2014	$3,167	$—	$3,167
Utilized	(1,167)	—	(1,167)
Provision at December 31, 2015	$2,000	$—	$2,000
Utilized	(1,359)	—	(1,359)
Provision at December 31, 2016	$641	$—	$641
Utilized	(441)	—	(441)
Provision at December 31, 2017	$200	$—	$200
Utilized	(92)	—	(92)
Provision at June 30, 2018	$108	$—	$108
Details of the restructuring charge recognized in the three and six months ended June, 30 2018 are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
	(in thousands)		(in thousands)
Restructuring charges	$12,490	$7,753	$12,490	$7,753

Total	$12,490	$7,753	$12,490	$7,753

Details of Movement in Restructuring Provisions Recognized
The restructuring plan reflected resource rationalization across the business to improve resource utilization.

Workforce Reductions
(in thousands)
Total provision recognized	$7,753
Utilized	(4,656)
Provision at December 31, 2017	$3,097
Utilized	(961)
Provision at June 30, 2018	$2,136
Details of the movement in the restructuring charge recognized in the three and six months ended June 30, 2018 are as follows:

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$9,684	$2,806	$12,490
Utilization	(490)	—	$(490)
Foreign exchange movement	—	—	—
Provision at June 30, 2018	$9,194	$2,806	$12,000